Transactions with related parties - Summarizes Consolidated Group's transactions with related parties (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Assets	kr 30,449	kr 25,511
Liabilities	3,037	3,673
Interest income	786	946
The shareholder, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	20,101	13,652
Liabilities	3,037	3,673
Interest income	385	457
Companies and organizations controlled through a common owner, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	10,348	11,859
Interest income	401	489
Settlement debt against the State
Disclosure of transactions between related parties [line items]
Liabilities	3,037	3,673
Settlement debt against the State | The shareholder, the Swedish State
Disclosure of transactions between related parties [line items]
Liabilities	3,037	3,673
Cash
Disclosure of transactions between related parties [line items]
Assets	1,000	1,000
Interest income	33	94
Cash | The shareholder, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	1,000	1,000
Interest income	33	94
Treasuries/government bonds
Disclosure of transactions between related parties [line items]
Assets	11,585	1,650
Interest income	177	23
Treasuries/government bonds | The shareholder, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	11,585	1,650
Interest income	177	23
Other interest-bearing securities except loans
Disclosure of transactions between related parties [line items]
Assets	7,251	13,099
Interest income	215	399
Other interest-bearing securities except loans | The shareholder, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	5,998	10,994
Interest income	171	340
Other interest-bearing securities except loans | Companies and organizations controlled through a common owner, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	1,253	2,105
Interest income	43	59
Loans in the form of interest-bearing securities
Disclosure of transactions between related parties [line items]
Assets	6,061	6,088
Interest income	216	248
Loans in the form of interest-bearing securities | Companies and organizations controlled through a common owner, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	6,061	6,088
Interest income	216	248
Loans to credit institutions
Disclosure of transactions between related parties [line items]
Assets	3,898	3,029
Interest income	139	146
Loans to credit institutions | The shareholder, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	1,070
Interest income	3
Loans to credit institutions | Companies and organizations controlled through a common owner, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	2,829	3,029
Interest income	135	146
Loans to the public
Disclosure of transactions between related parties [line items]
Assets	206	637
Interest income	6	36
Loans to the public | Companies and organizations controlled through a common owner, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	206	637
Interest income	6	36
Settlement claim against the State
Disclosure of transactions between related parties [line items]
Assets	448	8
Settlement claim against the State | The shareholder, the Swedish State
Disclosure of transactions between related parties [line items]
Assets	kr 448	kr 8